Property and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Subtotal		$ 407,140,864	$ 404,088,078
Less accumulated depreciation		143,279,219	112,249,580
Property and equipment — net	$ 360,308,000	263,861,645	291,838,498
Equipment and vehicles
Property, Plant and Equipment [Line Items]
Subtotal		402,640,458	399,084,240
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal		$ 4,500,406	$ 5,003,838